CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues, net of business tax, value-added tax and related surcharges (including financing lease income and management service income from related party amounting to RMB252, RMB7,988 and RMB10,695 (US$1,644) for the years ended December 31, 2015, 2016 and 2017, respectively)	¥ 330,977	$ 50,870	¥ 455,042	¥ 616,485
Cost of revenues	(232,979)	(35,807)	(286,543)	(353,336)
Gross profit	97,998	15,063	168,499	263,149
Operating expenses:
Selling expenses	(43,608)	(6,702)	(70,093)	(112,815)
General and administrative expenses	(237,646)	(36,526)	(205,908)	(132,952)
Impairment of long-lived assets	(28,600)	(4,396)	(61,124)	(23,125)
Operating loss	(211,856)	(32,561)	(168,626)	(5,743)
Interest expense (including interest expense to related party amounting to RMB6,705, RMB15,073 and RMB 46,355 (US$7,125) for the years ended December 31, 2015, 2016 and 2017, respectively)	(89,959)	(13,826)	(89,327)	(53,214)
Foreign exchange gain	4,023	618	13,472	10,348
Loss on disposal of long-lived assets	(31,437)	(4,832)	(7,619)	(4,220)
Interest income	12,077	1,856	27,982	22,447
Changes in fair value of derivatives	0	0	713	33,731
Loss on debt extinguishment	0	0	0	(36,648)
(Loss) income from equity method investments	1,454	223	616	(5,572)
Gain on disposal of subsidiaries (note 4)	58,913	9,055	0	16,381
Other income, net	2,890	444	18,191	17,236
Loss before income tax	(253,895)	(39,023)	(204,598)	(5,254)
Income tax expenses	(31,789)	(4,886)	(60,486)	(74,025)
Net loss	(285,684)	(43,909)	(265,084)	(79,279)
Net loss attributable to noncontrolling interests	(1,364)	(210)	(3,217)	(975)
Net loss attributable to Concord Medical Services Holdings Limited	¥ (284,320)	$ (43,699)	¥ (261,867)	¥ (78,304)
Loss per share
Basic and diluted | (per share)	¥ (2.19)	$ (0.34)	¥ (2.00)	¥ (0.58)
Weighted average number of shares outstanding:
Basic and diluted	130,091,977	130,091,977	130,631,867	134,546,772
Other comprehensive (loss) income, net of tax
Foreign currency translation	¥ 40,550	$ 6,232	¥ (41,394)	¥ (27,923)
Total other comprehensive (loss) income, net of tax	40,550	6,232	(41,394)	(27,923)
Comprehensive loss	(245,134)	(37,677)	(306,478)	(107,202)
Comprehensive (loss) income attributable to noncontrolling interests	2,485	382	(6,740)	(975)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (247,619)	$ (38,059)	¥ (299,738)	¥ (106,227)